OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Leases [Abstract]
2024 (remaining six months)	$ 26,738
2025	37,871
2026	2,353
Thereafter	0
Total minimum lease receipts	$ 66,962